Other Comprehensive Income	12 Months Ended
Dec. 31, 2021
Disclosure of analysis of other comprehensive income by item [text block] [Abstract]
OTHER COMPREHENSIVE INCOME
30	OTHER COMPREHENSIVE INCOME

The analysis of this account is reflected below:

				Exchange
		Foreign	Increase in	difference from net
		currency	fair value of	investment
	Cash flow	translations	available-for	in a foreign
	hedge	adjustment	sale assets	operation	Total

As of January 1, 2019	588	(62,390)	7,461	(9,954)	(64,295)
(Charge) credit for the year	8	(6,892)	-	-	(6,884)
Tax effects	(2)		-	-	(2)
Other comprehensive income of the year	6	(6,892)	-	-	(6,886)
As of December 31, 2019	594	(69,282)	7,461	(9,954)	(71,181)

As of January 1, 2020	594	(69,282)	7,461	(9,954)	(71,181)
(Charge) credit for the year	(594)	8,158	-	708	8,272
Other comprehensive income of the year	(594)	8,158	-	708	8,272
As of December 31, 2020	-	(61,124)	7,461	(9,246)	(62,909)

(Charge) credit for the year	-	(5,957)	-	(425)	(6,382)
Other comprehensive income of the year	-	(5,957)	-	(425)	(6,382)
As of December 31, 2021	-	(67,081)	7,461	(9,671)	(69,291)

The amounts in the above table only represent amounts attributable to the Company’s controlling interest, net of tax. The table below shows the movement in other comprehensive income per year:

	2019	2020	2021
Controlling interest	(6,886)	8,272	(6,382)
Non-controlling interest	(1,734)	114	(33)
Total value in OCI	(8,620)	8,386	(6,415)